Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

DWS GNMA Fund

Bob Mogalapu has been added as portfolio managers of the fund and, together with Thomas J. Sweeney and Hyun Lee, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS GNMA Fund in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Bob Mogalapu is provided as of April 30, 2023, and the information for Thomas J. Sweeney and Hyun Lee is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Thomas J. Sweeney	$0	$100,001 - $500,000
Hyun Lee	$0	$0
Bob Mogalapu	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Thomas J. Sweeney	1	$1,052,602,422	0	$0
Hyun Lee	0	$0	0	$0
Bob Mogalapu	0	$0	0	$0

June 27, 2023

SAISTKR23-18

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Thomas J. Sweeney	0	$0	0	$0
Hyun Lee	0	$0	0	$0
Bob Mogalapu	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Thomas J. Sweeney	28	$3,768,917,850	0	$0
Hyun Lee	0	$0	0	$0
Bob Mogalapu	0	$0	0	$0

Please Retain This Supplement for Future Reference

June 27, 2023

SAISTKR23-18